Leases - Schedule of Net Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Minimum Lease Payments [Abstract]
2026	$ 63,739
2027	53,571
2028	15,009
2029	5,509
2030	457
Total	138,285
Less imputed interest	(7,188)
Finance lease liabilities	131,097	$ 154,796
Finance lease liabilities – current	59,172	54,484
Finance lease liabilities – non-current	$ 71,925	$ 100,312